Basis of preparation and recent accounting developments	12 Months Ended
Mar. 31, 2018
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Basis of preparation and recent accounting pronouncements
Basis of preparation and recent accounting developments

Accounting policies describe our approach to recognising and measuring transactions and balances in the year. Accounting policies applicable across the financial statements are shown below. Accounting policies that are specific to a component of the financial statements have been incorporated into the relevant note.

This section also shows areas of judgement and key sources of estimation uncertainty in these financial statements. In addition, we summarise new IASB and EU endorsed accounting standards, amendments and interpretations and whether these are effective in 2019 or later years, explaining how significant changes are expected to affect our reported results.

National Grid’s principal activities involve the transmission and distribution of electricity and gas in Great Britain and northeastern US. The Company is a public limited liability company incorporated and domiciled in England and Wales, with its registered office at 1–3 Strand, London WC2N 5EH.

The Company, National Grid plc, which is the ultimate parent of the Group, has its primary listing on the London Stock Exchange and is also quoted on the New York Stock Exchange.

These consolidated financial statements were approved for issue by the Board on 16 May 2018.

These consolidated financial statements have been prepared in accordance with International Accounting Standards (IAS) and International Financial Reporting Standards (IFRS) and related interpretations as issued by the IASB and IFRS as adopted by the EU. They are prepared on the basis of all IFRS accounting standards and interpretations that are mandatory for periods ended 31 March 2018 and in accordance with the Companies Act 2006 applicable to companies reporting under IFRS and Article 4 of the EU IAS Regulation. The comparative financial information has also been prepared on this basis.

The consolidated financial statements have been prepared on a historical cost basis, except for the recording of pension assets and liabilities, the revaluation of derivative financial instruments and certain commodity contracts and investments classified as available-for-sale.

These consolidated financial statements are presented in pounds sterling, which is also the functional currency of the Company.

The notes to the financial statements have been prepared on a continuing basis unless otherwise stated.

Our income statement and segmental analysis separately identify financial results before and after exceptional items and remeasurements. The Directors believe that presentation of the results in this way is relevant to an understanding of the Group’s financial performance. Presenting financial results before exceptional items and remeasurements is consistent with the way that financial performance is measured by management and reported to the Board and Executive Committee and aids the comparability of reported financial performance from year to year in this context.

Further, this year we have adopted a columnar presentation as we consider it improves the clarity of the presentation, and is consistent with the way that financial performance is measured by management and reported to the Board and Executive Committee, and better enables users of the financial statements to understand the results. The inclusion of total profit for the period from continuing operations before exceptional items and remeasurements forms part of the incentive target set annually for remunerating certain Executive Directors. Accordingly we believe it is important for users of the financial statements to understand how this compares to our results on a statutory basis and year-on-year.

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities and the reported amounts of revenue and expenses during the reporting period (see accounting policy E).

A. Going concern
The Directors considered it appropriate to prepare the financial statements on a going concern basis, having considered the Company’s cash flow forecasts with respect to business planning and treasury management activities. The going concern basis presumes that the Group has adequate resources to remain in operation, and that the Directors intend it to do so, for at least one year from the date the financial statements are signed.

B. Basis of consolidation
The consolidated financial statements incorporate the results, assets and liabilities of the Company and its subsidiaries, together with a share of the results, assets and liabilities of joint operations. The Group accounts for joint ventures and associates using the equity method of accounting, where the investment is carried at cost plus post-acquisition changes in the share of net assets of the joint venture or associate, less any provision for impairment.

A subsidiary is defined as an entity controlled by the Group. Control is achieved where the Group is exposed to, or has the rights to, variable returns from its involvement with the entity and has the power to affect those returns through its power over the entity.

Losses in excess of the consolidated interest in joint ventures and associates are not recognised, except where the Company or its subsidiaries have made a commitment to make good those losses.

Where necessary, adjustments are made to bring the accounting policies used in the individual financial statements of the Company, subsidiaries, joint operations, joint ventures and associates into line with those used by the Group in its consolidated financial statements under IFRS. Intercompany transactions are eliminated.

The results of subsidiaries (other than relating to UK Gas Distribution as described in C below), joint operations, joint ventures and associates acquired or disposed of during the year are included in the consolidated income statement from the effective date of acquisition or up to the effective date of disposal, as appropriate.

Acquisitions are accounted for using the acquisition method, where the purchase price is allocated to the identifiable assets acquired and liabilities assumed on a fair value basis and the remainder recognised as goodwill.

C. Disposal of UK Gas Distribution
As described further in note 9, on 8 December 2016 the Group entered into a sale and purchase agreement to dispose of a 61% controlling stake in the UK Gas Distribution business. The disposal completed on 31 March 2017 and the Group has retained a 39% interest in the business. As a result, all assets and liabilities of UK Gas Distribution were deemed to be disposed of and a 39% interest reacquired. The 39% retained interest is classified as an associate on the basis that the Group retains significant influence over the business through its retained stake. The Group has the ability to appoint 4 of the 12 directors on the board of Quadgas HoldCo Limited.

In addition, the Group entered into a Further Acquisition Agreement (FAA) over a further 14% interest. Refer to note 15 for further details.

The Group classified UK Gas Distribution as held for sale as of 8 December 2016, when it became highly probable that the value of the business to the Group would be recovered through sale rather than continuing ownership. As UK Gas Distribution represents a separate major line of business, the business was classified as a discontinued operation in the 2016/17 consolidated income statement. This continues to be reflected in the consolidated income statement and the consolidated statement of comprehensive income, as well as earnings per share (EPS) split between continuing and discontinued operations.

In the current year, any true-ups relating to the disposal of the controlling stake are recorded within discontinued operations.
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D. Foreign currencies
Transactions in currencies other than the functional currency of the Company or subsidiary concerned are recorded at the rates of exchange prevailing on the dates of the transactions. At each reporting date, monetary assets and liabilities that are denominated in foreign currencies are retranslated at closing exchange rates. Non-monetary assets are not retranslated unless they are carried at fair value.

Gains and losses arising on the retranslation of monetary assets and liabilities are included in the income statement, except where the application of hedge accounting requires inclusion in other comprehensive income see note 16.

On consolidation, the assets and liabilities of operations that have a functional currency different from the Company’s functional currency of pounds sterling, principally our US operations that have a functional currency of US dollars, are translated at exchange rates prevailing at the reporting date. Income and expense items are translated at the average exchange rates for the period where these do not differ materially from rates at the date of the transaction. Exchange differences arising are recognised in other comprehensive income and transferred to the consolidated translation reserve within other equity reserves see note 26.

E. Areas of judgement and key sources of estimation uncertainty
The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from these estimates. Information about such judgements and estimations is contained in the notes to the financial statements, and the key areas are summarised below.

Areas of judgement that have the most significant effect on the amounts recognised in the financial statements are as follows:

•	categorisation of certain items as exceptional items and the definition of adjusted earnings see notes 4 and 7.

Key sources of estimation uncertainty that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are as follows:

•	valuation of liabilities for pensions and other post-retirement benefits see note 23; and

•	the discount rate and cash flows applied in determining the environmental provisions see note 24.

In order to illustrate the impact that changes in assumptions could have on our results and financial position, we have included sensitivity analyses in note 33.

F. Accounting policy choices
IFRS provides certain options available within accounting standards. Choices we have made, and continue to make, include the following:

•
Presentational formats: we use the nature of expense method for our income statement and aggregate our statement of financial position to net assets and total equity. In the income statement, we present subtotals of total operating profit, profit before tax and profit after tax from continuing operations, together with additional subtotals excluding exceptional items and remeasurements as a result of the three columnar layout described earlier. Exceptional items and remeasurements are presented in a separate column on the face of the income statement.

•	Customer contributions: contributions received prior to 1 July 2009 towards capital expenditure are recorded as deferred income and amortised in line with the depreciation on the associated asset.

•
Financial instruments: we normally opt to apply hedge accounting in most circumstances where this is permitted. For net investment hedges, we have chosen to use the spot rate method, rather than the alternative forward rate method.

New IFRS accounting standards effective for the year ended 31 March 2018
The Group has adopted the following amendments to standards:

•	annual improvements to IFRSs 2014-2016 Cycle;

•	amendments to IAS 7 ‘Statement of cash flows’; and

•	amendments to IAS 12 ‘Income taxes’.

The adoption of these amendments has had no material impact on the Group’s results or financial statement disclosures.
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New IFRS accounting standards and interpretations not yet adopted
The Group enters into a significant number of transactions that fall within the scope of IFRS 9 ‘Financial Instruments’, IFRS 15 ‘Revenue from Contracts with Customers’ and IFRS 16 ‘Leases’. We are assessing the likely impact of these standards on the Group’s financial statements.

i) IFRS 9 ‘Financial Instruments’
IFRS 9 ‘Financial Instruments’ is effective for National Grid for the year ending 31 March 2019. The change to IFRS 9 principally impacts the accounting for the classification and measurement of financial instruments, impairment of financial assets and hedge accounting.

The Group has elected not to restate comparatives on initial application of IFRS 9. The full impact of adopting IFRS 9 will depend on the financial instruments that the Group has during the year ending 31 March 2019 as well as on economic conditions and judgements made as at the year end. The Group has performed an assessment of the potential impact of adopting IFRS 9 based on the financial instruments and hedging relationships as at the date of adoption of IFRS 9 (1 April 2018). It is not expected that the adoption of IFRS 9 will materially impact our profits or net assets on transition or prospectively.

Classification and measurement: financial assets
The number of categories of financial assets has been reduced under IFRS 9 compared to IAS 39. Under IFRS 9 the classification of financial assets is based on the business model within which the asset is held and the contractual terms of the asset. There are three principal classification categories for financial assets that are debt instruments: (i) amortised cost, (ii) fair value through other comprehensive income (FVOCI), and (iii) fair value through profit or loss (FVTPL). Equity investments are either classified as (i) FVTPL or (ii) FVOCI. Where assets or liabilities are measured at FVTPL, any fair value movements will be reported as remeasurements. If measured at FVOCI, realised gains on equity investments are not recycled to the income statement but instead are transferred directly to retained profits.

The largest reallocation of financial assets will be from available-for-sale investments to FVTPL and relates to over £2 billion Group investments in money market funds and insurance company investments in mutual funds, where the contractual terms are such that they do not qualify for any other category. All other available-for-sale investments will be categorised as FVOCI under IFRS 9.

The change to the asset classification rules will have no impact on reported Group net assets, although there will be some changes to reserves at transition.

Classification and measurement: financial liabilities
Under IFRS 9 financial liabilities can be designated at FVTPL to eliminate an accounting mismatch. Where financial liabilities are designated at FVTPL, changes in their fair value due to credit risk are presented in other comprehensive income. Remaining changes in fair value are presented in the income statement.

With effect from 1 April 2018 the Group will take the fair value option for one issued zero coupon liability to reduce the measurement mismatch against some derivatives. This change will result in a reduction of reported net assets of less than £50 million.

Impairment
The impairment model under IFRS 9 reflects expected credit losses, as opposed to only incurred losses under IAS 39. The new impairment model will apply to the Group’s financial assets that are debt instruments measured at amortised cost or FVOCI as well as the Group’s trade receivables.

The Group expects to apply the simplified approach, recognising lifetime expected losses for its trade receivables. The Group’s preliminary calculation of the loss allowance for these assets as at 31 March 2018 results in an immaterial impact compared to under IAS 39.

The Group’s other investments in debt instruments that are subject to the IFRS 9 impairment model are determined to be low credit risk at 31 March 2018. The Group intends to apply the low credit risk simplification in IFRS 9, which allows the Group to assume that there has not been a significant increase in credit risk since initial recognition of these assets, and therefore recognise a loss allowance for only 12-month expected credit losses as at 1 April 2018. The adjustment to the opening reserves in respect of this is not expected to be significant.

Hedge accounting
On initial application of IFRS 9, an entity may choose to continue to apply the hedge accounting requirements of IAS 39 instead of those of IFRS 9. The Group has elected to apply the IFRS 9 hedge accounting requirements because they more closely align with the Group’s risk management policies.

An assessment of the Group’s designated hedging relationships under IAS 39 has been performed and it has been determined that all would qualify as continuing hedge relationships under IFRS 9. However, in order to apply elective changes to the treatment of costs of hedging, certain relationships will be formally redesignated from the date of adoption. The Group is considering additional opportunities to apply hedge accounting under IFRS 9.

The Group does not anticipate the application of IFRS 9 hedge accounting requirements will have a material impact on the Group’s consolidated financial statements.
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ii) IFRS 15 ‘Revenue from Contracts with Customers’
IFRS 15 ‘Revenue from Contracts with Customers’ is effective for National Grid for the year ending 31 March 2019. The new standard provides enhanced detail and a five-step revenue recognition approach to reflect the transfer of goods and services to customers.

The core principle of IFRS 15 is that an entity recognises revenue related to the transfer of promised goods or services when control of the goods or services passes to customers. The amount of revenue recognised should reflect the consideration to which the entity expects to be entitled in exchange for those goods or services.

This differs from the principle under the current revenue standard that requires an assessment of when risks and rewards of goods and services are transferred rather than control of those goods or services.

Detailed reviews of revenue arrangements in the UK and US have been undertaken prior to our transition to IFRS 15 on 1 April 2018. We will adopt the modified retrospective approach whereby the historical cumulative transition adjustment is reflected through retained earnings.
There are two types of revenue arrangements that will be impacted on transition to IFRS 15. The financial impacts and the transition adjustment to retained earnings are described further:

•
There are certain pass-through revenues (principally revenues collected on behalf of the Scottish and Offshore transmission operators) where the principal/agency assessment changes on transition to IFRS 15. In moving from a risk and reward model to a control model, we will no longer record our revenues collected on behalf of the Scottish and Offshore transmission operators as principal as we do not control the Scottish or Offshore transmission networks. If we had adopted IFRS 15 in 2017/18, both revenues and operating costs would have been £1,056 million lower, with no impact to profit as a result of this change. There will be no transition adjustment as a result of this change; and

•
Across our subsidiaries in the UK and the US, our customers provide contributions for certain capital works (e.g. connections) which we continue to own on completion of the works. In our electricity business in the UK, we currently recognise customer contributions for connections over time as we have an ongoing contractual condition to maintain connections over their lives. In our UK Gas Transmission business, we recognise customer contributions when the connection is completed (the contractual conditions of the connection agreement do not explicitly require connections to be maintained over the life of the connection). In the US, revenue is also recognised when the connection is completed.

Under IFRS 15, connection contributions in our subsidiaries will be deferred and released into the income statement as revenue over the life of the network. We have reached this conclusion because our customers cannot benefit from a connection without the use of our utility network; access to our network through the connection is satisfied over time.

In the UK, we also have arrangements where our customers make contributions for diversions. These are currently deferred over the life of our network. Under IFRS 15, these revenues are recognised on completion of the diversion as there are no ongoing performance obligations to satisfy.

Had we adopted IFRS 15 in 2017/18, revenues would have been approximately £83 million lower, as revenues from connections in the US and in UK Gas Transmission that were recognised up-front would have been deferred over the life of the network. The decrease in profit after tax in our subsidiaries would have been £56 million.

The transition adjustment through retained earnings of £167 million will result in an increase to deferred revenues of approximately £240 million and a corresponding deferred tax impact of £73 million.

iii) IFRS 16 ‘Leases’
IFRS 16 ‘Leases’ is effective for National Grid for the year ending 31 March 2020. The Group enters into a significant number of operating lease transactions. Under IFRS 16, our operating leases will be accounted for on the balance sheet as ‘right-of-use’ assets. This treatment will increase both our assets and liabilities and subsequently, will result in an increase in finance costs and depreciation and a reduction in operating costs. The outcome of our conclusions will have an impact on how we account for our operating leases. We are also performing an assessment of our revenue, service contracts and power purchase contracts to determine whether we have the right to use assets under those contracts and whether they fall within the scope of IFRS 16. We plan to apply IFRS 16 using the modified retrospective approach, whereby comparatives will not be restated on adoption of the new standard but instead a cumulative adjustment will be reflected in retained earnings.

iv) Other
In addition, the following new accounting standards and amendments to existing standards have been issued but are not yet effective or have not yet been endorsed by the EU:

•	Amendments to IFRS 2 ‘Share-based payment’;

•	IFRIC 22 ‘Foreign Currency Transactions and Advance Consideration’;

•	IFRIC 23 ‘Uncertainty over Income Tax Treatments’;

•	Amendments to IAS 40 ‘Investment Property’;

•	Amendments to IAS 28: 'Investments in associates' – Long-term interests in associates and joint ventures;

•	Annual Improvements to IFRS Standards 2015-2017 Cycle;

•	IFRS 17 ‘Insurance Contracts’; and

•	Amendments to IAS 19 ‘Employee Benefits’.

Effective dates remain subject to the EU endorsement process.

The Group is currently assessing the impact of the above standards, but they are not expected to have a material impact. The Group has not early adopted any other standard, amendment or interpretation that was issued but is not yet effective.